GOING CONCERN UNCERTAINTY AND MANAGEMENT'S PLAN	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Notes to Financial Statements
NOTE 2. GOING CONCERN UNCERTAINTY AND MANAGEMENT'S PLAN

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company experienced negative cash flows from operations of $1,314,792 and $697,086 for the three months ended December 31, 2016 and 2015, respectively. At December 31, 2016, the Company had a working capital deficit of $5,828,421. The Company has no revenue and has relied on proceeds from equity transactions and debt to finance its operations. At December 31, 2016, the Company had limited capital to fund its operations. This raises substantial doubt about the Company’s ability to continue as a going concern.

The Company plans to raise capital through equity financings from outside investors as well as raise additional funds from existing investors and continued borrowings under related party debt agreements. There is no assurance, however, that the Company will be successful in raising the needed capital and, if funding is available, that it will be available on terms acceptable to the Company.

The accompanying condensed consolidated financial statements do not include any adjustments that might result from the outcome of the above uncertainty.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company experienced negative cash flows from operations of $5,900,421, $2,385,416, and $183,164, for the years ended September 30, 2016 and 2015, and the nine months ended September 30, 2014, respectively. At September 30, 2016, the Company had a working capital deficit of $4,291,123. The Company has no revenue and has relied on proceeds from equity transactions and debt to finance its operations. At September 30, 2016, the Company had limited capital to fund its operations. This raises substantial doubt about the Company’s ability to continue as a going concern.

The Company plans to raise capital through equity financings from outside investors as well as raise additional funds from existing investors. There is no assurance, however, that that the Company will be successful in raising the needed capital and, if funding is available, that it will be available on terms acceptable to the Company.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of the above uncertainty.